Shareholders' equity and dividends	12 Months Ended
Dec. 31, 2018
Shareholders equity and dividends [Abstract]
Shareholders equity and dividends [text block]

17 Shareholders' equity and dividends

At 31 December 2018, Equinor’s share capital of NOK 8,346,653,047.50 (USD 1,184,547,766) comprised 3,338,661,219 shares at a nominal value of NOK 2.50. Share capital at 31 December 2017 was NOK 8,307,919,632.50 (USD 1,179,542,543) comprised 3,323,167,853 shares at a nominal value of NOK 2.50.

Equinor ASA has only one class of shares and all shares have voting rights. The holders of shares are entitled to receive dividends as and when declared and are entitled to one vote per share at general meetings of the company.

A temporary 2-year scrip programme, approved by Equinor’s general assembly in May 2016 ended as planned with the last scrip shares issued in the first quarter of 2018 based on the dividend related to third quarter 2017.

During 2018 dividend for the third and for the fourth quarter of 2017 and dividend for the first and second quarter of 2018 were settled. Dividend declared but not yet settled, is presented as dividends payable in the Consolidated balance sheet. The Consolidated statement of changes in equity shows declared dividend in the period (retained earnings), offset by scrip dividend settled during the period (share capital and additional paid-in-capital). Dividend declared in 2018 relate to the fourth quarter of 2017 and to the first three quarters of 2018.

	At 31 December
(in USD million)	2018	2017

Dividends declared	3,064	2,891
USD per share or ADS	0.9200	0.8804

Dividends paid in cash	2,672	1,491
USD per share or ADS	0.9101	0.8804
NOK per share	7.4907	7.2615

Scrip dividends	338	1,357
Number of shares issued (millions)	15.5	78.1

Sum dividends settled	3,010	2,848

During 2018 a total of 2,740,657 treasury shares were purchased for USD 68 million and 3,631,220 treasury shares were allocated to employees participating in the share saving plan. During 2017 a total of 3,323,671 treasury shares were purchased for USD 63 million and 3,219,327 treasury shares were allocated to employees participating in the share saving plan. At 31 December 2018 Equinor had 10,352,671 treasury shares and at 31 December 2017 11,243,234 treasury shares, all of which are related to Equinor's share saving plan. For further information, see note 6 Remuneration.